INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 3,067,745
Proceeds	256,416	$ 1,433,715
Repayments	(887,855)	$ (1,575,089)
Other	(1,464)
Debt at end of period	2,434,842
Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,067,745
Proceeds	256,416
Repayments	(887,855)
Other	(1,464)
Debt at end of period	$ 2,434,842